Commitments & Contingencies (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 16, 2023	Aug. 16, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Underwriting discount percentage			2.00%	2.00%
Underwriting expense (in Dollars)			$ 4,600,000	$ 4,600,000
Underwriters deferred fee percentage			3.50%	3.50%
Gross proceeds (in Dollars)			$ 8,100,000	$ 8,100,000
U.S.federal excise tax, percentage		1.00%
Fair market value, percentage		1.00%
Class A Common Stock [Member]
Loss Contingencies [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding			3,329,638	5,076,777
Common stock, subject to possible redemption par value (in Dollars per share)			$ 0.0001	$ 0.0001	0.0001
Percentage of redemption of common stock subject to forfeiture	100.00%
Class A Common Stock [Member] | Holder [Member] | Non Redemption Agreement [Member]
Loss Contingencies [Line Items]
Temporary equity, shares outstanding	3,172,000
Common stock, subject to possible redemption par value (in Dollars per share)	$ 0.0001
Class B Common Stock [Member]
Loss Contingencies [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock [Member] | Holder [Member]
Loss Contingencies [Line Items]
Number of shares issued during the period	$ 396,500
Stock fair value	0.94%
Fair value of common stock issued	$ 372,710
Class B Common Stock [Member] | Sponsor [Member]
Loss Contingencies [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Stock forfeited and surrendered during the period value	$ 0
Stock forfeited and surrendered during the period Shares	396,500